Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000224810
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	Investor Class
Trading Symbol	TGPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Impact Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - Investor Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
AssetsNet	$ 30,445,000
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$30,445
Number of Portfolio Holdings	71

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.1%
Industrials & Business Services	24.2
Health Care	16.7
Financials	13.5
Utilities	4.4
Materials	3.6
Consumer Discretionary	3.1
Communication Services	1.3
Consumer Staples	0.8
Other	3.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Broadcom	3.9%
Linde	2.8
Popular	2.8
Delta Electronics	2.3
Waste Connections	2.1
ASML Holding	2.1
KLA	2.1
TE Connectivity	2.1
AstraZeneca	2.0
Aflac	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000224811
Shareholder Report [Line Items]
Fund Name	Global Impact Equity Fund
Class Name	I Class
Trading Symbol	TGBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Global Impact Equity Fund (the "fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Impact Equity Fund - I Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 30,445,000
Holdings Count | Holding	71
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$30,445
Number of Portfolio Holdings	71

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	29.1%
Industrials & Business Services	24.2
Health Care	16.7
Financials	13.5
Utilities	4.4
Materials	3.6
Consumer Discretionary	3.1
Communication Services	1.3
Consumer Staples	0.8
Other	3.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
Broadcom	3.9%
Linde	2.8
Popular	2.8
Delta Electronics	2.3
Waste Connections	2.1
ASML Holding	2.1
KLA	2.1
TE Connectivity	2.1
AstraZeneca	2.0
Aflac	2.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless